Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per Share

Note 10—Earnings per Share

The following reflects the income and the share data used in the basic and diluted EPS computations:

	Years Ended December 31,
	2017	2016	2015
	(in thousands, except per share information)
Numerator:
Net income (loss), basic and diluted	$(525,166)	$(37,157)	$126,230
Denominator:
Weighted-average number of common shares outstanding, basic	21,315	21,167	21,145
Effect of share-based compensation awards	—	—	11
Weighted-average number of common shares outstanding, diluted	21,315	21,167	21,156
Earnings (loss) per share:
Basic	$(24.64)	$(1.76)	$5.97
Diluted	$(24.64)	$(1.76)	$5.97

The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Share-based compensation awards	349	1,217	889